LEASES - Schedule of Components of Lease Income (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Lease Disclosure Abstract
Sales-type Lease, Revenue	$ 21,915	$ 8,880	$ 31,516	$ 45,411	$ 112,908
Sales-type Lease, Interest Income	2,775	3,937	$ 7,397	$ 12,019	$ 12,935
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]			Other (expenses) income, net	Other (expenses) income, net	Other (expenses) income, net
Operating Lease, Lease Income	393,399	508,013	$ 969,089	$ 911,140	$ 627,347
Variable Lease, Income	143,002	124,543	267,428	323,180	482,493
Leases, Maintenance Services Income	27,216	47,542	74,587	106,745	113,582
Lease Income	$ 588,307	$ 692,915	$ 1,350,017	$ 1,398,495	$ 1,349,265